Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets pre-offsetting [Member] | Other deferred tax assets [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Unused tax losses	€ 1,653	€ 1,476
Unused tax credits	2	0
Deferred tax assets pre-offsetting [Member] | Deductable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	1,869	2,905
Employee benefits, including equity settled share based payments	2,533	2,457
Accrued interest expense	1,428	1,122
Loans and borrowings, including allowance for loans	892	1,069
Leases	857	806
Intangible assets	52	214
Fair value OCI (IFRS 9)	53	1
Other assets	515	560
Other provisions	110	122
Other liabilities	10	4
Deferred tax assets pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	9,974	10,736
Deferred tax liabilities pre-offsetting [Member] | Taxable temporary differences [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Trading activities, including derivatives	1,770	2,658
Employee benefits, including equity settled share based payments	296	183
Loans and borrowings, including allowance for loans	538	501
Leases	774	712
Intangible assets	501	560
Fair value OCI (IFRS 9)	76	144
Other assets	214	350
Other provisions	82	79
Other liabilities	41	47
Deferred tax liabilities pre-offsetting [Member] | NA [Member]
Major components of gross deferred tax assets and liabilities [Line Items]
Total deferred tax assets/ liabilities pre offsetting	€ 4,292	€ 5,234